UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppuage, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/08

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Semi-Annual Report

January 31, 2008

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

Changing Parameters Fund

Letter to Shareholders

January 31, 2008

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models either indicate the possibility of a strong downtrend or no longer indicate an uptrend, the Fund seeks to be defensive and move into money market instruments.

Our Fund invests in both equity indexes and US long-term Treasury bond related instruments (USTI).  Our technical proprietary rules-based models tell us when to be invested in the equity markets and/or the USTI markets, and when to be invested in money market instruments.  Approximately 50% of our market exposure is allocated to USTI investments, approximately 25% to investments related to the NASDAQ 100 Index and approximately 25% to investments related to the Russell 2000 Index.  In unsettled markets, we will seek to move some or all funds to money market instruments.

The Fund's results for this 6-month period were positive.  The Fund's opening price for the period was $10.11 a share, and as of the end of January, it was $9.93, after paying a dividend of $0.7275 in December of last year.  A composite index representing the bond and equity markets had a total return for the same period of 2.335%, significantly below the Fund’s total return of approximately 5.39%.  Bond market and equity market models both contributed to the Fund’s performance for the period.  Equity market models did especially well in keeping funds in money market instruments during equity market declines that took place in the latter part of the period.

We believe that during this period, our models have substantially fulfilled our objective of avoiding significant losses during this period.  What market conditions will be in the future are difficult to forecast.  Our trading models are designed to be able to react to changing market conditions and to guide us to either be invested in the appropriate bond and/or equity markets or to maintain positions in money market instruments.

Robert Levenson             Sally Ann Talarico             Howard Smith

Portfolio Manager           Portfolio Manager

          Portfolio Manager

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The U.S. Treasury Bond Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.

The composite index is comprised of 50% U.S. Treasury Bond Index, 25% NASDAQ 100® Index and 25% Russell 2000® Index.

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past Performance is no guarantee of future results.  Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Fund carefully before investing.  The prospectus contains this and other information about the Fund and should be read carefully before investing.  A prospectus for this fund can be obtained by calling 650-327-7705.  The Changing Parameters Fund is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.

        0271-AFD-3/24/2008

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2008

	Shares	Market Value
COMMON STOCK-0.83%
EXCHANGE TRADED FUND-0.83%
Rydex High Yield Fund	45,889	$ 1,136,203
(Cost $1,139,415)

SHORT TERM INVESTMENTS - 98.10%
U. S. GOVERNMENT AGENCY - 72.57%	Principal
United States Treasury Bill ,
2.33%, 5/1/08	$ 100,000,000	99,517,576
(Cost $99,517,576)

MONEY MARKET FUND - 25.53%	Shares
Milestone Treasury Obligation
Portfolio - Institutional Class, 2.33%+	35,016,738	35,016,738
(Cost $35,016,738)

TOTAL SHORT TERM INVESTMENTS		134,534,314
(Cost $134,534,314)

TOTAL INVESTMENTS (Cost $135,673,729)- 98.93%		135,670,517
Other assets less liabilities- 1.07%		1,461,842
NET ASSETS- 100.00%		$ 137,132,359

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Appreciation
Russell Mini Future Contracts maturing
March 2008 (Underlying Face Amount at
Value $14,014,000)	196	$ 380,844
TOTAL FUTURES CONTRACTS		$ 380,844

_________
+ Reflects yield at January 31, 2008.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2008

Assets:
Investments in Securities at Market Value (identified cost $135,673,729)	$ 135,670,517
Deposit with Broker	823,200
Due From Broker - Variation Margin	450,800
Interest Receivable	362,664
Receivable for Fund Shares Sold	28,000
Prepaid Expenses and Other Assets	20,078
Total Assets	137,355,259

Liabilities:
Accrued Advisory Fees	152,946
Payable for Fund Shares Redeemed	13,000
Accrued Administration Fees	19,165
Accrued Custody Fees	12,328
Accrued Fund Accounting Fees	7,109
Accrued Transfer Agent Fees	4,435
Other Accrued Expenses	13,917
Total Liabilities	222,900

Net Assets (Unlimited shares of no par value interest
authorized; 13,809,463 shares of beneficial interest outstanding)	$ 137,132,359

Net Asset Value, Offering and Redemption Price Per Share
($137,132,359 / 13,809,463 shares of beneficial interest outstanding)	$ 9.93

Composition of Net Assets:
At January 31, 2008, Net Assets consisted of:
Paid-in-Capital	$ 137,263,487
Undistributed Net Investment Income	188,469
Distributions in Excess of Net Realized Gains on Investments	(697,229)
Net Unrealized Appreciation on:
Investments	(3,212)
Futures Contracts	380,844
Net Assets	$ 137,132,359

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2008

Investment Income:
Interest Income	$ 2,413,026

Expenses:
Investment Advisory Fees	863,021
Administration Fees	56,082
Fund Accounting Fees	19,080
Custody Fees	12,098
Professional Fees	11,848
Transfer Agent Fees and Expenses	11,090
Registration & Filing Fees	7,590
Chief Compliance Officer Fees	5,294
Printing Expenses	3,277
Insurance Expense	2,017
Trustees' Fees	1,260
Miscellaneous Expenses	4,002
Total Expenses	996,659

Net Investment Income	1,416,367

Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) on:
Investments	(7,010)
Futures	4,410,275
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,212)
Futures	154,657
Net Realized and Unrealized Gain on Investments	4,554,710

Net Increase in Net Assets Resulting From Operations	$ 5,971,077

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the six	For the period
	months ended	ended
	January 31, 2008	July 31, 2007*
Operations:	(Unaudited)
Net Investment Income	$ 1,416,367	$ 2,956,502
Net Realized Gain (Loss) on Investments and Futures Contracts	4,403,265	(200,295)
Net Change in Unrealized Appreciation on
Investments and Futures Contracts	151,445	226,187
Net Increase in Net Assets
Resulting From Operations	5,971,077	2,982,394

Distributions to Shareholders From:
Net Investment Income ($0.32 and $0.07 per share, respectively)	(3,436,563)	(733,826)
Net Realized Capital Gains ($0.41 and $0.05 per share, respectively)	(4,315,684)	(598,526)
Total Distributions to Shareholders	(7,752,247)	(1,332,352)

Beneficial Interest Transactions:
Proceeds from Shares Issued (2,709,668 and 13,426,681 shares)	26,957,318	134,009,353
Distributions Reinvested (777,557 and 131,008 shares)	7,752,247	1,332,352
Cost of Shares Redeemed (921,502 and 2,313,949 shares)	(9,485,004)	(23,302,779)
Total Beneficial Interest Transactions	25,224,561	112,038,926

Increase in Net Assets	23,443,391	113,688,968

Net Assets:
Beginning of Period	113,688,968	-
End of Period	$ 137,132,359	$ 113,688,968

Undistributed Net Investment Income at End of Period	$ 188,469	$ 2,208,665
_______
*October 2, 2006 (Commencement of Operations) through July 31, 2007.

	The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period. (a)

	For the Six		October 2, 2006*
	Ended		Through
	January 31, 2008		July 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.11		$ 10.00
Increase From Operations:
Net investment income	0.12		0.28
Net gain (loss) from securities
(both realized and unrealized)	0.43		(0.05)	(d)
Total from operations	0.55		0.23

Less Distributions:
From net investment income	(0.32)		(0.07)
From net realized gains on investments	(0.41)		(0.05)
Total Distributions	(0.73)		(0.12)

Net Asset Value, End of Period	$ 9.93		$ 10.11

Total Return (b)	5.39%		2.25%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 137,132		$ 113,689
Ratio to average net assets:
Expenses	1.74%	(c)	1.76%	(c)
Net investment income	2.47%	(c)	3.28%	(c)
Portfolio turnover rate	299%		0%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) The amount shown for the period ended July 31, 2007, for a share outstanding throughout the period, does not accord with the aggregate net realized and unrealized gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2008

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of January 31, 2008, the Changing Parameters Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Futures Contracts – The Fund may use futures contracts to enhance yield and to potentially reduce transaction costs.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2008

specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the period ended January 31, 2008, the Adviser earned advisory fees of $863,201.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $34,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $20,400 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2008

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,750 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the period ended January 31, 2008, GFS collected $4,456 for providing such services.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2008, the Fund incurred expenses of $5,294 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended January 31, 2008, GemCom received $3,965 for providing such services.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the period ended January 31, 2008, no fees were accrued under the Plan.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended January 31, 2008, amounted to $4,569,199 and $3,422,772, respectively.  The cost basis of securities for federal income tax purposes was $135,673,729.  Gross unrealized appreciation and depreciation on investments as of January 31, 2008 aggregated $0 and $3,212, respectively.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2008

5.

TAX INFORMATION

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,208,665
Undistributed long-term capital gain	—
Total distributable earnings	$2,208,665
Other book/tax differences	(558,623)
Unrealized appreciation	—
Total accumulated earnings	$1,650,042

The tax character of distributions paid during the periods ended January 31, 2008 and July 31, 2007, were as follows:

	Six Months Ended January 31, 2008	Period Ended July 31, 2007*
Ordinary Income	$ 5,162,837	$ 981,643
Capital Gain	2,589,410	350,709
	$ 7,752,247	$1,332,352
___________ *October 2, 2006 (Commencement of Operations) Through July 31, 2007

Capital losses incurred after October 31st within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $558,623 of such capital losses.

The difference between book basis and tax basis distributable earnings is due primarily to the deferral of capital losses realized after October 31st and different book and tax treatments of unrealized appreciation on futures contracts.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits.  As of and during the period ended January 31, 2008, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

In an effort to achieve its investment objective, the Fund has invested a portion of its assets in Milestone Funds Treasury Obligation Portfolio (the “Portfolio”), a registered open-end management investment company, from time-to-time. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of January 31, 2008, the percentage of the Fund’s net assets invested in the Portfolio was 25.53%

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During the Period (8/1/07 to 1/31/08)
Actual	$1,000.00	$1,053.90	$8.98
Hypothetical (5% return before expenses)	$1,000.00	$1,016.39	$8.82

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 184 days, and divided by 366 (to reflect the number of days in the period).

Portfolio Composition*

_______________

*Based on total portfolio market value as of January 31, 2008.

FINANCIAL STATEMENTS OF UNDERLYING FUNDS

As discussed in Note 6 to the financial statements of Changing Parameters Fund, the following pages will include the financial statements of the aforementioned underlying fund, The Milestone Funds Treasury Obligations Portfolio (the “Portfolio”).   The November 30, 2007 annual report, along with the report of the independent registered public accounting firm, is included in the Milestone Funds’ N-CSR filing dated February 7, 2008, available at ‘www.sec.gov’.  Following the annual report, the reader will find an unaudited balance sheet and an unaudited portfolio of holdings for The Milestone Funds Treasury Obligations Portfolio as of January 31, 2008.

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The Milestone Funds

Treasury Obligations Portfolio

PORTFOLIO HOLDINGS* as of 01/31/08

SECURITY / COLLATERAL DESCRIPTION	MATURITY DATE	PAR AMOUNT
REPURCHASE AGREEMENTS (Repo)		
Overnight Treasury Repo, Deutsche Bank Securities Inc.	02/01/2008	767,100,000
Overnight Treasury Repo, BNP Paribas	02/01/2008	800,000,000
Overnight Treasury Repo, Bear, Stearns & Co., Inc.	02/01/2008	560,000,000
Term Treasury Repo, BNP Paribas	07/07/2008	40,000,000
Term Treasury Repo, UBS Securities LLC.	02/01/2008	100,000,000
Term Treasury Repo, UBS Securities LLC.	05/29/2008	25,000,000
Term Treasury Repo, UBS Securities LLC.	04/01/2008	25,000,000
		2,317,100,000
TREASURY NOTES		
		0
TREASURY BILLS		
US Treasury Bill 06/19/2008	06/19/2008	15,000,000
		15,000,000
TOTAL		***2,332,100,000***

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund's current Prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to l

The Funds are distributed by ALPS Distributors, Inc. Member FINRA.

This information is highly confidential and has been prepared in response to a request from an institutional investor. It is not for further distribution. This material must be preceded or accompanied by a current prospectus. To request a prospectus please call ***1-800-941-MILE (6453).***

* *This information is excerpted from Fund Accounting and Internal Management Reports.*

MIL000118 Expires 12/31/08

Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Assets And Liabilities
JANUARY 31, 2008 (Unaudited)

ASSETS:	
Investments, at value (Cost $14,811,578) (note 1)	$ 14,811,578
Repurchase agreements, at value and cost (note 1)	2,317,100,000
Cash	94,626
Interest receivable	1,889,301
Prepaid expenses	38,720
Total assets	2,333,934,225
LIABILITIES:	
Dividends payable	6,529,597
Advisory fee payable	206,440
Shareholder service fee payable	122,892
Distribution fee payable — Premium & Administrative Shares	86,531
Administration fee payable	74,106
Accrued expenses	338,838
Total liabilities	7,358,404
NET ASSETS	$ 2,326,575,821
NET ASSETS BY CLASS OF SHARES:	
Investor Shares	$ 296,797,193
Institutional Shares	1,198,152,914
Financial Shares	622,969,433
Premium Shares	101,268,114
Administrative Shares	107,388,167
NET ASSETS	$ 2,326,575,821
SHARES OUTSTANDING:	
Investor Shares	296,763,917
Institutional Shares	1,198,016,484
Financial Shares	623,005,376
Premium Shares	101,305,455
Administrative Shares	107,387,567
NET ASSET VALUE PER SHARE	$ 1.00
COMPOSITION OF NET ASSETS:	
Shares of beneficial interest	$ 2,326,473,491
Accumulated net realized gain	102,330
NET ASSETS	$ 2,326,575,821

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/9/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/08